Basic and Diluted Earnings Per Share	3 Months Ended
Jun. 30, 2012
Earnings per common share:
Basic and Diluted Earnings Per Share

13.	Basic and Diluted Earnings Per Share

Basic and diluted earnings per common share are calculated based on the weighted average number of shares outstanding during the period. The Company’s employee and director stock option awards, as well as incremental shares issuable upon exercise of warrants, are not considered in the calculations if the effect would be anti-dilutive. The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Numerator:
Earnings from continuing operations	$860	$435	$1,719	$1,600

Denominator:
Weighted average basic shares outstanding	5,907	5,907	5,907	5,907
Effect of dilutive securities -- equity based compensation plans	1	2	-	1
Net dilutive effect of warrants outstanding	-	76	-	61
Denominator for diluted earnings per common share	5,908	5,985	5,907	5,969

Earnings from continuing operations per common share:
Basic	$0.15	$0.07	$0.29	$0.27
Diluted	$0.15	$0.07	$0.29	$0.27

Anti-dilutive securities (excluded from per share calculation):
Equity based compensation plans	131	60	131	110
Warrants	640	410	640	410